Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	6,120.73
Total Transaction Valuation	44,320,972.00
Total Offset Amount	0.00
Net Fee	$ 6,120.73
Offering Table N/A
Offset Table N/A	N/A